Shareholder Report, Holdings (Details)_11	Jun. 30, 2024
Class A | Ford Motor Credit Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Icahn Enterprises LP/Icahn Enterprises Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Fortress Transportation and Infrastructure Investors LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Prime Security Services Borrower LLC/Prime Finance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | HAT Holdings I LLC/HAT Holdings II LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | GGAM Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | Domestic Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Class A | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class C | Ford Motor Credit Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Icahn Enterprises LP/Icahn Enterprises Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Fortress Transportation and Infrastructure Investors LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Prime Security Services Borrower LLC/Prime Finance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | HAT Holdings I LLC/HAT Holdings II LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | GGAM Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Domestic Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Class C | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I | Ford Motor Credit Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Icahn Enterprises LP/Icahn Enterprises Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Fortress Transportation and Infrastructure Investors LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Prime Security Services Borrower LLC/Prime Finance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | HAT Holdings I LLC/HAT Holdings II LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | GGAM Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Domestic Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class I | Cash & others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class R-6 | Ford Motor Credit Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R-6 | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Icahn Enterprises LP/Icahn Enterprises Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Fortress Transportation and Infrastructure Investors LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Prime Security Services Borrower LLC/Prime Finance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | HAT Holdings I LLC/HAT Holdings II LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | GGAM Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Domestic Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Class R-6 | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class R-6 | Cash & others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%